Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefits	¥ 2,588,962		¥ 0	¥ 0	$ 406,265	$ 0
Operating loss carryforwards	1,098,237,738		455,764,785		172,337,466
Unrecognized tax benefits that would impact effective tax rate	2,588,962				406,265
Presented on a Net Basis Against the Deferred Tax Assets Related to Tax Loss Carry Forwards [Member]
Income Tax [Line Items]
Unrecognized tax benefits	2,588,962		¥ 0		$ 406,265
Maximum [Member]
Income Tax [Line Items]
Undistributed earnings from foreign subsidiaries	¥ 10,890,000,000	$ 1,709,000,000
PRC tax authority to conduct examinations, term	5 years	5 years
Variable Interest Entity, Subsidiaries [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
QD Data Limited ("Qudian HK") [Member]
Income Tax [Line Items]
Statutory income tax rate	16.50%	16.50%
High and New Technology Enterprise [Member] | Qufenqi Beijing Information Technology Co Ltd [Member]
Income Tax [Line Items]
Statutory income tax rate	15.00%	15.00%
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax [Line Items]
Operating loss carryforwards, Expiration year	2026	2026
Domestic Tax Authority [Member] | Minimum [Member]
Income Tax [Line Items]
Operating loss carryforwards, Expiration year	2022	2022